Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Revenue Recognition
Schedule of changes in the balance of contract assets & liabilitues

	2025	2024
Balance - Beginning of period	$3,012	$2,643
Cash received	7,007	6,134
Less revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(6,893)	(5,765)
Balance - End of period	$3,126	$3,012

	2025	2024
Balance - Beginning of period	$3,660	$1,017
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	10,706	4,136
Less contract assets reclassified to receivables	(7,780)	(1,493)
Balance - End of period	$6,586	$3,660